Loans to and Investments in Associated Companies - HomeFed (Details) shares in Millions	Jul. 01, 2019 shares	Jun. 30, 2019 director
HomeFed
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		70.00%
Maximum voting rights as a percentage of total voting securities voting		45.00%
Number of executives from the Company | director		3
Number of shares issued per common stock of acquiree	2
HomeFed | Company Chairman
Schedule of Equity Method Investments [Line Items]
Ownership percentage of company		5.00%
HomeFed
Schedule of Equity Method Investments [Line Items]
Stock issued related to acquisition (in shares) | shares	9.3